SCHEDULE OF FIXED ASSETS (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 3,213	$ 3,213	$ 170,396
Accumulated Depreciation	(1,070)	(267)	(170,396)
Net fixed assets	2,143	2,946
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 3,213	3,213	134,896
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets			22,600
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets			$ 12,900